Earnings Per Share (Schedule Of Potentially Dilutive Securities Excluded From Computation Of Earnings Per Share) (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,777,875	7,565,865	7,529,469	6,115,278
Preferred Operating Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	1,428	0	1,428
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	27,875	26,938	27,875	26,937
Unvested Stock Awards Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	74	1,594	37
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	3,750,000	3,787,425	3,750,000	3,024,725
Series C Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities excluded from the denominator	0	3,750,000	3,750,000	3,062,151